INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Fair value adjustment to securities and derivative financial instruments at beginning	R$ 1,310,556	R$ 1,824,164
Fair value adjustment to securities and derivative financial instruments amount constituted	342,978	807,714
Fair value adjustment to securities and derivative financial instruments realized decrease	(502,946)	(1,321,322)
Fair value adjustment to securities and derivative financial instruments at ending	1,150,588	1,310,556
Difference in depreciation at beginning	434,496	274,687
Difference in depreciation amount constituted	191,982	159,812
Difference in depreciation realized decrease	(9,649)	(3)
Difference in depreciation at ending	616,829	434,496
Judicial deposit at beginning	2,735,883	2,326,652
Judicial deposit amount constituted	276,277	586,930
Judicial deposit realized decrease	(1,224,760)	(177,699)
Judicial deposit at ending	1,787,400	2,735,883
Other at beginning	4,304,200	3,586,311
Other amount constituted	176,453	753,888
Other realized decrease	(670,380)	(35,999)
Other at ending	3,810,273	4,304,200
Total deferred tax expense at beginning	8,785,135	8,011,814
Total deferred tax expense amount constituted	987,690	2,308,344
Total deferred tax expense realized decrease	(2,407,735)	(1,535,023)
Total deferred tax expense at ending	R$ 7,365,090	R$ 8,785,135